Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

Note 9—Debt

Convertible Note Payable due 2013

On June 1, 2012, the Company entered into an Exchange Agreement with existing noteholders pursuant to which the Company agreed to repay half of each Holder’s 12.5% Promissory Notes due June 1, 2012 and exchange the balance of each Holder’s Original Note, for (i) a new 12.5% Note with a principal amount equal to such balance, and (ii) a five-year warrant (Warrant) to purchase a number of shares of Common Stock equal to the number of shares of Common Stock underlying such Note on the date of issuance.

Details of Notes are as follows:

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The Notes accrue interest at a rate of 12.5% per annum payable quarterly in cash or, at the Company’s option, 15% per annum payable in kind by capitalizing such unpaid amount and adding it to the principal as of the date it was due.

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The maturity date of the Notes is September 1, 2013, provided that the Holders may require the Company to redeem 25% of the principal amount of the Notes on each of December 1, 2012, March 1, 2013, June 1, 2013 and September 1, 2013.

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To the extent that Holders of the Notes convert any portion of the Notes prior to any such redemption date, the amount of all future redemption payments will be reduced by such converted amount on a pro rata basis over the remaining redemption dates.

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The Notes are convertible at a conversion price of $0.25 per share, provided that, with certain exceptions, if, at any time while the Notes are outstanding, the Company issues any Company common stock or common stock equivalents at an effective price per share that is lower than the then the conversion price of the Notes, then the conversion price of the Notes will be reduced to equal the lower price.

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The Notes may be accelerated if any events of default occur, which include, in addition to certain customary default provisions, if at any time on or after October 1, 2012 the Company fails to have reserved, for conversion of the Notes and exercise of the Warrants, a sufficient number of available authorized but unissued shares of common stock.

The Notes were extinguished in October 2012 through partial conversions into common stock and partial repayments in cash. See Note 13 – Subsequent Events.

Loss on Extinguishment of Debt

As a result of the June 1, 2012 debt exchange as discussed above, the Company recorded a loss on extinguishment of the 12.5% Promissory Note of $4.4 million in the consolidated statement of operations due to the significant modification of the original debt. The details of the loss included recording the fair value of the embedded conversion option of $1.2 million and the fair value of liability-classified warrants of $3.2 million. See note 10 for further discussion of the derivative liability and note 11 for further discussion of the warrant liability.

Note 9—Debt

The Company’s outstanding debt at December 31, 2011 and December 31, 2010 consists of $6.7 million and $7.3 million, respectively, of 12.5% Unsecured Promissory Notes (“Notes”). Unpaid interest has been accreted to the principal at a rate of 15%. The Notes have the following features: (1) 12.5% interest payable quarterly in cash or, at the Company’s option, 15% payable in kind by capitalizing such unpaid amount and adding it to the principal as of the date it was due; (2) maturing June 1, 2012; (3) at any time prior to the maturity date, the Company may redeem any portion of the outstanding principal of the Notes in cash at 125% of the stated face value of the Notes. There is a mandatory redemption feature that requires the Company to redeem all outstanding Notes if: (1) the Company successfully completes a capital campaign raising in excess of $10 million; or (2) the Company is acquired by, or sells a majority stake to, an outside party.

Since the Company consummated a single offering of at least $10 million in August 2011, certain note holders were entitled to a mandatory redemption of the outstanding principal plus any interest payable in cash within three business days of the consummation. Approximately $1.7 million including interest was paid in 2011 after consummation of the offering. The remaining note holders signed amendments to their notes raising the mandatory redemption for a single offering or a series of offerings within a six-month period from $10 million to $30 million. The Note is due June 2012.